UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2016

Date of reporting period:  August 31, 2015

Item 1. Schedule of Investments.

Jensen Quality Value Fund
Schedule of Investments
August 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.09%
Aerospace & Defense - 2.46%
Boeing Co.	2,780	$363,290
United Technologies Corporation	4,500	412,245
		775,535
Air Freight & Logistics - 1.35%
CH Robinson Worldwide, Inc.	6,290	424,135

Beverages - 2.65%
Coca-Cola Co.	10,730	421,903
PepsiCo, Inc.	4,450	413,539
		835,442
Biotechnology - 1.33%
Gilead Sciences, Inc.	3,990	419,229

Capital Markets - 1.37%
Waddell & Reed Financial, Inc.	11,010	430,161

Chemicals - 2.66%
Eastman Chemical Co.	5,180	375,343
Terra Nitrogen Company, L.P.	4,080	462,875
		838,218
Commercial Services & Supplies - 3.96%
Deluxe Corp.	7,180	416,512
Herman Miller, Inc.	15,110	409,632
Pitney Bowes, Inc.	21,310	422,151
		1,248,295
Communications Equipment - 1.33%
Cisco Systems, Inc.	16,220	419,774

Consumer Finance - 1.40%
First Cash Financial Services, Inc. (a)	10,770	444,478

Containers & Packaging - 1.36%
Owens-Illinois, Inc. (a)	20,600	429,510

Distributors - 1.33%
Genuine Parts Co.	5,030	419,955

Diversified Consumer Services - 1.35%
Apollo Education Group, Inc. (a)	38,240	424,846

Diversified Financial Services - 1.36%
McGraw-Hill Financial, Inc.	4,410	427,726

Electrical Equipment - 1.34%
Emerson Electric Co.	8,820	420,890

Food & Staples Retailing - 1.31%
Wal-Mart Stores, Inc.	6,360	411,683

Food Products - 2.67%
Campbell Soup Co.	8,670	416,073
General Mills, Inc.	7,470	423,997
		840,070
Health Care Equipment & Supplies - 5.48%
Baxter International, Inc.	11,120	427,564
St. Jude Medical, Inc.	6,180	437,606
Varian Medical Systems, Inc. (a)	5,170	420,063
Zimmer Biomet Holdings, Inc.	4,240	439,094
		1,724,327
Health Care Providers & Services - 2.70%
Cigna Corp.	3,000	422,370
UnitedHealth Group, Inc.	3,700	428,090
		850,460
Hotels, Restaurants & Leisure - 6.71%
Brinker International, Inc.	7,850	417,071
Choice Hotels International, Inc.	8,570	437,069

Cracker Barrel Old Country Store, Inc.	2,960	426,772
McDonald's Corp.	4,400	418,088
Sonic Corp.	15,320	413,640
		2,112,640
Household Durables - 1.35%
Tupperware Brands Corp.	8,320	426,234

Household Products - 2.58%
Kimberly-Clark Corp.	3,710	395,226
Procter & Gamble Co.	5,910	417,660
		812,886
Internet Software & Services - 1.35%
j2 Global, Inc.	6,110	425,134

IT Services - 6.73%
International Business Machines Corp.	2,860	422,965
NeuStar, Inc. (a)	15,590	435,740
Syntel, Inc. (a)	9,520	423,164
Teradata Corp. (a)	14,070	411,266
Western Union Co.	23,040	424,858
		2,117,993
Life Sciences Tools & Services - 1.33%
Waters Corp. (a)	3,460	419,975

Machinery - 4.16%
Caterpillar, Inc.	5,640	431,122
Crane Co.	8,140	427,676
ITT Corp.	12,090	452,287
		1,311,085
Media - 1.31%
Omnicom Group, Inc.	6,150	411,927

Metals & Mining - 1.13%
Southern Copper Corp.	13,360	356,178

Multiline Retail - 1.34%
Target Corp.	5,420	421,188

Oil, Gas & Consumable Fuels - 3.07%
Exxon Mobil Corp.	5,920	445,421
Ultra Petroleum Corp. (a)(b)	61,060	520,231
		965,652
Personal Products - 2.47%
Avon Products, Inc.	91,310	473,899
Edgewell Personal Care Co.	3,460	304,688
		778,587
Pharmaceuticals - 3.82%
Johnson & Johnson	4,410	414,451
Merck & Co., Inc.	7,070	380,720
Pfizer, Inc.	12,700	409,194
		1,204,365
Professional Services - 1.34%
Dun & Bradstreet Corp.	3,990	422,820

Road & Rail - 1.30%
Landstar System, Inc.	6,170	408,454

Semiconductors & Semiconductor Equipment - 2.73%
Linear Technology Corp.	10,670	429,788
Texas Instruments, Inc.	9,020	431,516
		861,304
Software - 2.69%
Microsoft Corp.	9,850	428,672
Oracle Corp.	11,310	419,488
		848,160
Specialty Retail - 5.70%
Bed Bath & Beyond, Inc. (a)	6,830	424,211
Best Buy Company, Inc.	13,910	511,054
Buckle, Inc.	10,150	428,330
Hibbett Sports, Inc. (a)	10,950	432,525
		1,796,120
Technology Hardware, Storage & Peripherals - 1.39%
NetApp, Inc.	13,730	438,811

Textiles, Apparel & Luxury Goods - 3.87%
Coach, Inc.	14,220	430,155
Deckers Outdoor Corp. (a)	5,750	370,243
Ralph Lauren Corp.	3,780	420,298
		1,220,696
Tobacco - 2.66%
Philip Morris International, Inc.	5,240	418,152
Vector Group Ltd.	17,620	419,885
		838,037
Trading Companies & Distributors - 2.65%
MSC Industrial Direct Co., Inc.	6,030	408,171
WW Grainger, Inc.	1,910	426,770
		834,941
TOTAL COMMON STOCKS (Cost $33,018,547)		31,217,921

SHORT-TERM INVESTMENTS - 1.00%
Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I, 0.13% (c)	316,323	316,323
TOTAL SHORT-TERM INVESTMENTS (Cost $316,323)		316,323

Total Investments (Cost $33,334,870) - 100.09%		31,534,244
Liabilities in Excess of Other Assets - (0.09)%		(28,640)
TOTAL NET ASSETS - 100.00%		$31,505,604

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown represents the rate at August 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at August 31, 2015 was as follows*:

Cost of investments	$33,334,870
Gross unrealized appreciation	1,693,893
Gross unrealized depreciation	(3,494,519)
Net unrealized depreciation	$(1,800,626)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service ("Pricing Service"). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of 60 days or less are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fair Value Measurements

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2 – Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability.
Level 3 – Significant unobservable prices or inputs (includes the Board of Trustees and Valuation Committee’s own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2015, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3

Common Stocks*	$31,217,921	$-	$-	$31,217,921
Short-Term Investments	316,323	-	-	316,323
Total Investments in Securities	$31,534,244	$-	$-	$31,534,244

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

The Fund recognizes transfers between levels as of the beginning and end of the fiscal period. There were no transfers between levels as of August 31, 2015.

For the period ended August 31, 2015 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                                 John Buckel, President

Date           October 23, 2015                                                                       .

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                                   John Buckel, President

Date           October 23, 2015                                                                       .

By (Signature and Title)* /s/ Jennifer Lima
                                                   Jennifer Lima, Treasurer

Date           October 23, 2015                                                                       .

* Print the name and title of each signing officer under his or her signature.